Segment information (Tables)	9 Months Ended
Sep. 30, 2024
Operating Segments [Abstract]
Schedules of Revenue by Geographical Locations
The following tables present details on revenues derived in the following geographical locations for the three and nine months ended September 30, 2024 and 2023.

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	$	$	$	$
North America	41,674	35,462	120,954	99,834
Rest of World	13,759	11,044	38,936	31,725
	55,433	46,506	159,890	131,559